Acquisition (Narrative) (Details) $ in Millions, $ in Millions					12 Months Ended
	Sep. 15, 2021 CAD ($)	Sep. 15, 2021 USD ($)	May 21, 2021 CAD ($)	May 21, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
Business Acquisition [Line Items]
Merger termination fee					$ 0	$ 886	$ 0
Refund of advance for acquisition					$ 0	886	$ 0
Bridge financing and other fees						97
Kansas City Southern [Member]
Business Acquisition [Line Items]
Merger termination fee	$ 886	$ 700
Refund of advance for acquisition	$ 886	$ 700
Advance paid			$ 845	$ 700
Transaction costs						84			$ 63
Transaction-related costs, gross						125		$ 49
Transaction costs, previously capitalized									$ 76
Foreign exchange gain						41
Additional income, pre-tax						705
Additional income, after-tax						$ 616